Financial Risk Management (Details)	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2022 € / shares	Dec. 31, 2022 ₩ / shares	Dec. 31, 2022 RM / shares	Dec. 31, 2021 AUD ($)
Financial Risk Management (Details) [Line Items]
Foreign currency forward exchange percentage | (per share)		$ 1.46632	$ 0.18776	¥ 0.21253	£ 1.77274	€ 1.59614	₩ 0.00116	RM 0.33208
Financial assets and liabilities exchange rate description	It assumes a +/- 5% change of the AUD/HK$ exchange rate for the year ended at December 31, 2021 (2020: 5%). A +/- 5% change is considered for the AUD/US$ exchange rate (2020: 5%). A +/- 10% change is considered for the AUD/RMB exchange rate (2020: 10%).
Weakened [member]
Financial Risk Management (Details) [Line Items]
Foreign currency forward exchange percentage									5.00%
HK [Member] | Strengthened [Member]
Financial Risk Management (Details) [Line Items]
Foreign currency forward exchange percentage	5.00%								5.00%
HK [Member] | Weakened [member]
Financial Risk Management (Details) [Line Items]
Foreign currency forward exchange percentage	5.00%								5.00%
US [Member] | Strengthened [Member]
Financial Risk Management (Details) [Line Items]
Foreign currency forward exchange percentage	5.00%								5.00%
US [Member] | Weakened [member]
Financial Risk Management (Details) [Line Items]
Foreign currency forward exchange percentage	5.00%
RMB [Member]
Financial Risk Management (Details) [Line Items]
Foreign currency forward exchange percentage	10.00%
RMB [Member] | Strengthened [Member]
Financial Risk Management (Details) [Line Items]
Foreign currency forward exchange percentage									10.00%
RMB [Member] | Weakened [member]
Financial Risk Management (Details) [Line Items]
Foreign currency forward exchange percentage	10.00%								10.00%
Bottom of Range [Member]
Financial Risk Management (Details) [Line Items]
Weighted average effective rate (in Dollars)	$ 30								$ 1,019
Top of Range [Member]
Financial Risk Management (Details) [Line Items]
Weighted average effective rate (in Dollars)	$ 30								$ 1,019